Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss		$ (214,889,000)	$ (305,909,000)	$ (175,587,000)
Adjustments to reconcile Net loss to Net cash provided by (used in) operating activities:
Depreciation, amortization and accretion		88,201,000	96,254,000	133,803,000
(Gain) loss on deconsolidation, net		0	(5,622,000)	0
Impairment of goodwill		0	221,314,000	0
Impairment of long-lived assets, net		40,056,000	74,782,000	59,294,000
(Gain) loss on asset disposition		95,339,000	12,932,000	0
(Gain) loss on asset disposition			12,656,000
(Gain) loss on extinguishment of liabilities		(15,417,000)	0	0
Share-based compensation expense		10,805,000	378,000	11,248,000
Change in fair value of contingent consideration		(300,000)	(39,348,000)	(603,000)
Amortization of financing costs and debt discounts		7,967,000	6,261,000	6,711,000
Amortization of interest rate swap contracts		(5,905,000)	(1,055,000)	6,750,000
Change in fair value of interest rate swaps, net		26,223,000	(44,748,000)	(17,763,000)
(Gain) loss on interest rate swaps, net		(5,485,000)	(1,356,000)	(2,428,000)
Change in fair value of investments, net		5,380,000	14,701,000	(932,000)
Deferred income taxes		(8,124,000)	(19,378,000)	(21,548,000)
Interest expense on failed sale-leaseback financing and deferred ITC gain		6,282,000	7,549,000	0
Income from sale-leaseback transfer of tax benefits		(32,951,000)	(22,764,000)	0
Other		7,335,000	3,565,000	5,743,000
Changes in operating assets and liabilities:
Accounts receivable		(11,095,000)	(4,864,000)	(2,959,000)
Current and noncurrent derivative assets		17,934,000	52,602,000	56,696,000
Other current and noncurrent assets		(7,346,000)	9,416,000	(10,661,000)
Accounts payable and accrued expenses		(6,340,000)	14,164,000	14,891,000
Operating lease liabilities		(1,029,000)	(1,543,000)	(1,290,000)
Other current and noncurrent liabilities		46,999,000	420,000	1,036,000
Net cash provided by (used in) operating activities		43,640,000	67,475,000	62,401,000
Cash Flows from Investing Activities
Purchases of property, plant and equipment		(520,711,000)	(287,822,000)	(360,650,000)
Net deposits (paid) returned for property, plant and equipment		(1,221,000)	8,155,000	8,138,000
Proceeds from sale of assets		237,362,000	36,563,000	0
Insurance proceeds for damaged equipment		2,278,000	0	0
Return of capital on investments		3,000,000	6,775,000	3,906,000
Loans made to other parties		0	(19,742,000)	0
Receipts from notes receivable		71,000	46,204,000	30,725,000
Other investing activities		(218,000)	(734,000)	(5,298,000)
Net cash used in investing activities		(279,439,000)	(210,601,000)	(323,179,000)
Cash Flows from Financing Activities
Shareholder distributions	$ (87,597,000)	0	(37,196,000)
Return of collateral paid for swap contract	1,735,000	0	0
Repurchases of common shares	(82,719,000)	(2,667,000)	(6,428,000)
Shares withheld related to net share settlement of equity awards	0	(2,827,000)	(1,880,000)
Deferred shareholder servicing fees	(3,486,000)	(2,229,000)	(3,150,000)
Contributions from noncontrolling interests, net	144,895,000	55,765,000	110,216,000
Distributions to noncontrolling interests	(17,498,000)	(64,123,000)	(17,850,000)
Buyout of noncontrolling interests	(865,000)	(3,573,000)	(745,000)
Proceeds from borrowings	425,532,000	672,477,000	404,580,000
Payments on borrowings	(351,764,000)	(484,721,000)	(320,174,000)
Proceeds from failed sale-leaseback	240,969,000	0	111,453,000	241,000,000.0
Payments on failed sale-leaseback	0	(1,399,000)	(87,089,000)
Payments for loan origination costs	(11,447,000)	(5,149,000)	(34,698,000)
Net cash provided by financing activities	257,755,000	161,554,000	117,039,000
Net decrease in Cash, cash equivalents and Restricted cash		(74,245,000)	(26,087,000)	(3,023,000)
Cash, cash equivalents and Restricted cash at beginning of period	$ 190,698,000	161,588,000	187,675,000	190,698,000
Cash, cash equivalents and Restricted cash at end of period		$ 87,343,000	$ 161,588,000	$ 187,675,000